Cash and Cash equivalents (Tables)	12 Months Ended
Jun. 30, 2019
Cash and Cash equivalents.
Summary of Cash and Cash Equivalents

	2019	2018
for the year ended 30 June	Rm	Rm

Cash and cash equivalents	15 877	17 128
Bank overdraft	(58)	(89)

Per the statement of cash flows	15 819	17 039

Cash by currency
Rand	4 179	3 982
Euro	2 080	2 855
US Dollar	7 992	9 040
Other currencies	1 568	1 162

	15 819	17 039